TRADE RECEIVABLES - Schedule of Trade Receivables Past Due to Be Impaired (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TRADE RECEIVABLES
Trade receivables	$ 183.9	$ 211.0	$ 259.5
Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	193.9	221.7	270.1
Expected credit loss:
TRADE RECEIVABLES
Trade receivables	(10.0)	(10.7)	(10.6)	$ (4.7)
Not due | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	73.0	97.5	122.3
Less than 30 days | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	32.0	42.6	52.1
Due between 30 and 180 days | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	82.6	62.4	76.8
Due > 180 days | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	$ 6.3	$ 19.2	$ 18.9